Reporting Entities - Schedule of Reporting Entities (Details) - Asian Equity Exchange Group Co LTD [Member]	3 Months Ended
Mar. 31, 2016
Yinfu International Enterprise Ltd [Member]
Name of subsidiary	Yinfu International Enterprise Ltd
Place of incorporation	Hong Kong
Percentage of interest	100.00%
Principal activities	Providing consultancy services in investment and corporate management
Yinfu Guotai Investment Consultant [Member]
Name of subsidiary	Yinfu Guotai Investment Consultant (Shenzhen) Co., Ltd. [1]
Place of incorporation	The People’s Republic of China
Percentage of interest	100.00%
Principal activities	Providing consultancy services in investment and corporate management

[1]	(This company has no official English name. The name used is an English translation for identification purpose.)